Note 14 - Employee Incentive Schemes - Schedule of Activity for Options Exercised (Details)	12 Months Ended
	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2021 $ / shares
Proceeds received	$ 43,900		$ 75,125
Share-Based Payment Arrangement, Option [Member]
Shares exercised and issued (in shares) | shares	90,000		216,650
Exercised (in dollars per share) | $ / shares		$ 0.49		$ 0.35
Proceeds received	$ 43,900		$ 75,125